Operations (Tables)	12 Months Ended
Dec. 31, 2017
Operations
Schedule of equity interest in subsidiaries of the company

			% equity interest
Entities	Main activities	Country of incorporation	December 31, 2017	December 31, 2016
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Airline operations	Brazil	100.0%	100.0%
Azul Finance LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Finance 2 LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Services LLC (a) (b)	Aircraft financing	United States	—	100.0%
Blue Sabiá LLC (a)	Aircraft financing	United States	100.0%	100.0%
ATS Viagens e Turismo Ltda. (a)	Package holidays	Brazil	99.9%	99.9%
Azul SOL LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Investment LLP (a)	Group financing	United States	100.0%	—
Fundo Garoupa (c)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Safira (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Azzurra (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Canela Investments LLC (Canela) (a) (d)	Aircraft financing	United States	100.0%	100.0%
Canela 336 LLC (e)	Aircraft financing	United States	100.0%	100.0%
Canela 407 LLC (e)	Aircraft financing	United States	100.0%	100.0%
Canela 429 LLC (e)	Aircraft financing	United States	100.0%	100.0%
Canela Turbo One LLC (e) (f)	Aircraft financing	United States	—	100.0%
Canela Turbo Two LLC (e) (g)	Aircraft financing	United States	—	100.0%
Canela Turbo Three LLC (e)	Aircraft financing	United States	100.0%	100.0%
Daraland S.A. (a)	Holding	Uruguai	100.0%	—
Encenta S.A. (Azul Uruguai) (h)	Airline operations	Uruguai	100.0%	—
TudoAzul S.A.	Loyalty programs	Brazil	100.0%	100.0%

(a)    Azul’s investment is held indirectly through ALAB.

(b)    Company extinguished on December 27, 2017.

(c)    Azul’s investment is held 1% directly and 99% through ALAB.

(d)    Transfer of ownership from Azul to ALAB on December 1, 2017.

(e)    ALAB’s investments are held indirectly through Canela.

(f)     Company extinguished on December 19, 2017.

(g)    Company extinguished on May 9, 2017.

(h)    Investments are held indirectly through Daraland.